Intangible Assets - Disclosure of Information for Cash-generating Units (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Impairment expense	$ 2,320
United States [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment expense	$ 2,320